Share-based payments - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)				12 Months Ended
	Apr. 01, 2025 USD ($) $ / shares	Apr. 08, 2024 USD ($) $ / shares	Apr. 07, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) EquityInstruments $ / shares	Dec. 31, 2024 USD ($) EquityInstruments $ / shares
Performance units (PUs)
Share-based payments
Risk free rate				4.18%	4.55%
Fair value (USD) | $				$ 26.17	$ 9.41
Share price (USD) | $ / shares				$ 26.17	$ 9.41
Volatility				1.85%	0.77%
Share units outstanding at beginning of period				246,789
Settlements/ terminations				(129,062)	(110,235)
Total awards outstanding at end of period				277,073	246,789
Performance units (PUs) | Minimum
Share-based payments
Performance multiplier				26.00%	28.00%
Performance units (PUs) | Maximum
Share-based payments
Performance multiplier				83.00%	110.00%
Performance units (PUs) | January 2021
Share-based payments
Exercise price | $ / shares					$ 11.89
Performance units (PUs) | January 2022
Share-based payments
Exercise price | $ / shares				$ 9.18	11.89
Performance units (PUs) | April 2023
Share-based payments
Exercise price | $ / shares				12.49	$ 10.87
Performance units (PUs) | April 2024
Share-based payments
Exercise price | $ / shares				$ 12.49
Performance units (PUs) | 2021
Share-based payments
Share units outstanding at beginning of period					38,737
Performance units (PUs) | 2022
Share-based payments
Share units outstanding at beginning of period				22,574	47,530
Total awards outstanding at end of period					22,574
Performance units (PUs) | 2023
Share-based payments
Share units outstanding at beginning of period				61,073	96,040
Total awards outstanding at end of period					61,073
Performance units (PUs) | 2024
Share-based payments
Share units outstanding at beginning of period				163,142	174,717
Total awards outstanding at end of period					163,142
Performance units (PUs) | 2025
Share-based payments
Units granted				159,346
Equity-settled performance units (EPUs) | Minimum
Share-based payments
Performance multiplier				26.00%	42.00%
Equity-settled performance units (EPUs) | Maximum
Share-based payments
Performance multiplier				83.00%	105.00%
Equity-settled performance units (EPUs) | April 7, 2023
Share-based payments
Fair value (USD) | $			$ 15.33
Share price (USD) | $ / shares			$ 16.91
Performance multiplier			100.00%	26.00%
Total awards outstanding at end of period				80,773
Equity-settled performance units (EPUs) | April 8, 2024
Share-based payments
Fair value (USD) | $		$ 9.53
Share price (USD) | $ / shares		$ 10.91
Performance multiplier		100.00%		83.00%
Total awards outstanding at end of period				125,433
Equity-settled performance units (EPUs) | April 1, 2025
Share-based payments
Fair value (USD) | $	$ 10.06
Share price (USD) | $ / shares	$ 12.49
Performance multiplier	100.00%			70.00%
Total awards outstanding at end of period				110,830
Equity restricted share units (ERSUs) | April 1, 2025
Share-based payments
Fair value (USD) | $	$ 12.49
Share price (USD) | $ / shares	$ 12.49
Performance multiplier	100.00%
Total awards outstanding at end of period				6,187